Revenue and Expenses	12 Months Ended
Jun. 30, 2022
Revenue and expenses [Abstract]
Revenue and Expenses
Note 3	Revenue and expenses

	Restated 2022	2021
	A$	A$
Loss for the period includes the following specific income and expenses:
Other revenue:
Consultancy income	60,390	17,302
Grant income	-	37,500
License revenue	-	500,000
Joint venture income	172,170	553,185
Other income	13,409	1,000
	245,969	1,108,987

General administration
Amortisation & depreciation expense	363,695	349,387
Unrealised foreign exchange (gain) / loss	(137,374)	(147,105)
Consulting & advisory	553,087	299,330
Corporate expenses	745,452	455,673
Telecommunications & IT	202,560	167,201
General & administration expenses	431,927	327,720
Outsourced development costs	164,050	-
Subscription costs	266,844	21,738
Doubtful debts expense	235,357	-
Insurance expense	1,343,312	-
Other expenses	1,839,097	219,277
	6,008,007	1,693,221

Provision for impairment expense
Triage Technologies Inc [1]	551,089	1,362,717
Jana Care Inc	62,129	690,153
Bearn Inc	803,072	-
Body Composition Technologies Pte Ltd	188,271	680,008
Physimax Technologies Limited	(79,809)	79,809
	1,524,752	2,812,687
Employee expenses
Salaries and wages	3,429,019	2,830,510
Defined contribution superannuation	322,219	266,626
Share-based payments expense [2]	7,452,583	6,230,997
Employment taxes and insurances	435,089	523,903
Other employment expenses	123,400	196,175
Government grants – JobKeeper	-	(162,000)
	11,762,310	9,886,211

[1]	Following the Valuation referred to in note 26 (i), the provision for impairment expense was reduced by A$2,565,082.

[2]	The fair value of equity settled transactions with employees, directors and suppliers is apportioned over the period from grant date to vesting date. See Note 19 for details of transactions vesting within the financial year.